Oil and Natural Gas Reserve Quantities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Estimated Reserves of Oil and Natural Gas Wells

Presented below is a summary of changes in estimated reserves of the oil and natural gas wells at December 31, 2012, 2011 and 2010.

	2012
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves—Beginning of Period	15,316,001	274,292,315	366,188,321
Extensions, Discoveries and Additions	13,288,024	116,854,386	196,582,530
Revisions	12,740,217	(1,413,637)	75,027,665
Improved Recovery	758,303	0	4,549,818
Purchases	43,176	0	259,056
Production	(1,090,115)	(18,016,700)	(24,557,390)

Estimated Proved Reserves—End of Period	41,055,606	371,716,364	618,050,000

	2011
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves—Beginning of Period	12,342,828	127,621,835	201,678,803
Extensions, Discoveries and Additions	2,796,834	139,067,694	155,848,698
Revisions(a)	1,060,941	16,515,036	22,880,682
Production(b)	(884,602)	(8,912,250)	(14,219,862)

Estimated Proved Reserves—End of Period	15,316,001	274,292,315	366,188,321

	2010
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves—Beginning of Period	11,509,983	56,163,170	125,223,068
Sale of Reserves in Place	(369,758)	(12,251,612)	(14,470,160)
Extensions, Discoveries and Additions	3,461,768	93,229,532	114,000,140
Revisions	(1,542,033)	(6,511,733)	(15,763,931)
Production(b)	(717,132)	(3,007,522)	(7,310,314)

Estimated Proved Reserves—End of Period	12,342,828	127,621,835	201,678,803

(a)	Revisions includes 120.9 MBbls and 725.4 MMcfe related to our successful ASP pilot in the Illinois Basin.
(b)	Gas production excludes certain production associated with gas sales contracts for which we do not recognize reserves.

	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalent
Proved Developed Reserves
December 31, 2012	19,359,788	141,754,981	257,913,709
December 31, 2011	10,399,620	110,853,300	173,251,020
December 31, 2010	8,799,105	32,477,226	85,271,856